Fees and Expenses - Schwab International Dividend Equity ETF	Feb. 28, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The information in the table has been restated to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.08
Other expenses	None
Total annual fund operating expenses	0.08
(1)
The information in the table has been restated to reflect current fees and expenses.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103